Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000000395 [Member] | Atlanta City of GA Series 2015 Ref RB 5 00 11 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000000395 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000000395 [Member] | Omaha City of NE Public Power District Series 2017 A Ref RB 5 00 02 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000000395 [Member] | Texas State of Series 2015 B Ref GO Bonds 5 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000000395 [Member] | Black Belt Energy Gas District The No 7 Series 2021 RB 4 00 12 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000000395 [Member] | Washington State of Health Care Facilities Authority Providence Health And Services Series 2012 A RB 5 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000000395 [Member] | Main Street Natural Gas Inc Series 2021 A RB 4 00 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000000395 [Member] | Nashville City of And Davidson County of TN Metropolitan Government Health And Educational Facilities Board The Vanderbilt University Medical Center Series 2016 A RB 5 00 07 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000000395 [Member] | Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources System Series 2016 A Ref RB 5 00 02 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000000395 [Member] | Houston City of TX Series 2015 A Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000000395 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000000395 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	76.60%
C000000395 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000000395 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000000396 [Member] | Atlanta City of GA Series 2015 Ref RB 5 00 11 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000000396 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000000396 [Member] | Omaha City of NE Public Power District Series 2017 A Ref RB 5 00 02 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000000396 [Member] | Texas State of Series 2015 B Ref GO Bonds 5 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000000396 [Member] | Black Belt Energy Gas District The No 7 Series 2021 RB 4 00 12 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000000396 [Member] | Washington State of Health Care Facilities Authority Providence Health And Services Series 2012 A RB 5 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000000396 [Member] | Main Street Natural Gas Inc Series 2021 A RB 4 00 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000000396 [Member] | Nashville City of And Davidson County of TN Metropolitan Government Health And Educational Facilities Board The Vanderbilt University Medical Center Series 2016 A RB 5 00 07 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000000396 [Member] | Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources System Series 2016 A Ref RB 5 00 02 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000000396 [Member] | Houston City of TX Series 2015 A Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000000396 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000000396 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	76.60%
C000000396 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000000396 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000130517 [Member] | Atlanta City of GA Series 2015 Ref RB 5 00 11 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000130517 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000130517 [Member] | Omaha City of NE Public Power District Series 2017 A Ref RB 5 00 02 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000130517 [Member] | Texas State of Series 2015 B Ref GO Bonds 5 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000130517 [Member] | Black Belt Energy Gas District The No 7 Series 2021 RB 4 00 12 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000130517 [Member] | Washington State of Health Care Facilities Authority Providence Health And Services Series 2012 A RB 5 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000130517 [Member] | Main Street Natural Gas Inc Series 2021 A RB 4 00 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000130517 [Member] | Nashville City of And Davidson County of TN Metropolitan Government Health And Educational Facilities Board The Vanderbilt University Medical Center Series 2016 A RB 5 00 07 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000130517 [Member] | Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources System Series 2016 A Ref RB 5 00 02 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000130517 [Member] | Houston City of TX Series 2015 A Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000130517 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000130517 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	76.60%
C000130517 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000130517 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071234 [Member] | Atlanta City of GA Series 2015 Ref RB 5 00 11 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000071234 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000071234 [Member] | Omaha City of NE Public Power District Series 2017 A Ref RB 5 00 02 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000071234 [Member] | Texas State of Series 2015 B Ref GO Bonds 5 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000071234 [Member] | Black Belt Energy Gas District The No 7 Series 2021 RB 4 00 12 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000071234 [Member] | Washington State of Health Care Facilities Authority Providence Health And Services Series 2012 A RB 5 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000071234 [Member] | Main Street Natural Gas Inc Series 2021 A RB 4 00 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000071234 [Member] | Nashville City of And Davidson County of TN Metropolitan Government Health And Educational Facilities Board The Vanderbilt University Medical Center Series 2016 A RB 5 00 07 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000071234 [Member] | Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources System Series 2016 A Ref RB 5 00 02 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000071234 [Member] | Houston City of TX Series 2015 A Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000071234 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000071234 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	76.60%
C000071234 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000071234 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000023428 [Member] | Atlanta City of GA Series 2015 Ref RB 5 00 11 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000023428 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000023428 [Member] | Omaha City of NE Public Power District Series 2017 A Ref RB 5 00 02 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000023428 [Member] | Texas State of Series 2015 B Ref GO Bonds 5 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000023428 [Member] | Black Belt Energy Gas District The No 7 Series 2021 RB 4 00 12 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000023428 [Member] | Washington State of Health Care Facilities Authority Providence Health And Services Series 2012 A RB 5 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000023428 [Member] | Main Street Natural Gas Inc Series 2021 A RB 4 00 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000023428 [Member] | Nashville City of And Davidson County of TN Metropolitan Government Health And Educational Facilities Board The Vanderbilt University Medical Center Series 2016 A RB 5 00 07 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000023428 [Member] | Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources System Series 2016 A Ref RB 5 00 02 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000023428 [Member] | Houston City of TX Series 2015 A Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000023428 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000023428 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	76.60%
C000023428 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000023428 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000188916 [Member] | Atlanta City of GA Series 2015 Ref RB 5 00 11 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000188916 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000188916 [Member] | Omaha City of NE Public Power District Series 2017 A Ref RB 5 00 02 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000188916 [Member] | Texas State of Series 2015 B Ref GO Bonds 5 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000188916 [Member] | Black Belt Energy Gas District The No 7 Series 2021 RB 4 00 12 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000188916 [Member] | Washington State of Health Care Facilities Authority Providence Health And Services Series 2012 A RB 5 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000188916 [Member] | Main Street Natural Gas Inc Series 2021 A RB 4 00 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000188916 [Member] | Nashville City of And Davidson County of TN Metropolitan Government Health And Educational Facilities Board The Vanderbilt University Medical Center Series 2016 A RB 5 00 07 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000188916 [Member] | Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources System Series 2016 A Ref RB 5 00 02 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000188916 [Member] | Houston City of TX Series 2015 A Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000188916 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000188916 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	76.60%
C000188916 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000188916 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000084619 [Member] | Nassau County Tobacco Settlement Corp Series 2006 A 3 RB 5 13 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000084619 [Member] | Tulsa City of OK Airports Improvement Trust Series 2001 C Ref RB 5 50 12 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000084619 [Member] | Westchester County of NY Industrial Development Agency Million Air Two LLC General Aviation Facilities Series 2017 A RB 7 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000084619 [Member] | Illinois State of Finance Authority Park Place of Elmhurst Series 2016 RB 5 13 05 15 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000084619 [Member] | New York Liberty Development Corp 3 World Trade Center Series 2014 3 Ref RB 7 25 11 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084619 [Member] | Golden State Tobacco Securitization Corp Series 2021 B 2 Ref RB 0 00 06 01 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000084619 [Member] | Florida Development Finance Corp Brightline West Passenger Rail Series 2025 RB 10 00 06 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000084619 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000084619 [Member] | Chicago City of IL Series 2017 A Ref GO Bonds 6 00 01 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000084619 [Member] | Children s Trust Fund Series 2005 A RB 0 00 05 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084619 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.90%
C000084619 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000084619 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000084621 [Member] | Nassau County Tobacco Settlement Corp Series 2006 A 3 RB 5 13 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000084621 [Member] | Tulsa City of OK Airports Improvement Trust Series 2001 C Ref RB 5 50 12 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000084621 [Member] | Westchester County of NY Industrial Development Agency Million Air Two LLC General Aviation Facilities Series 2017 A RB 7 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000084621 [Member] | Illinois State of Finance Authority Park Place of Elmhurst Series 2016 RB 5 13 05 15 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000084621 [Member] | New York Liberty Development Corp 3 World Trade Center Series 2014 3 Ref RB 7 25 11 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084621 [Member] | Golden State Tobacco Securitization Corp Series 2021 B 2 Ref RB 0 00 06 01 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000084621 [Member] | Florida Development Finance Corp Brightline West Passenger Rail Series 2025 RB 10 00 06 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000084621 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000084621 [Member] | Chicago City of IL Series 2017 A Ref GO Bonds 6 00 01 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000084621 [Member] | Children s Trust Fund Series 2005 A RB 0 00 05 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084621 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.90%
C000084621 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000084621 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000084622 [Member] | Nassau County Tobacco Settlement Corp Series 2006 A 3 RB 5 13 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000084622 [Member] | Tulsa City of OK Airports Improvement Trust Series 2001 C Ref RB 5 50 12 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000084622 [Member] | Westchester County of NY Industrial Development Agency Million Air Two LLC General Aviation Facilities Series 2017 A RB 7 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000084622 [Member] | Illinois State of Finance Authority Park Place of Elmhurst Series 2016 RB 5 13 05 15 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000084622 [Member] | New York Liberty Development Corp 3 World Trade Center Series 2014 3 Ref RB 7 25 11 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084622 [Member] | Golden State Tobacco Securitization Corp Series 2021 B 2 Ref RB 0 00 06 01 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000084622 [Member] | Florida Development Finance Corp Brightline West Passenger Rail Series 2025 RB 10 00 06 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000084622 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000084622 [Member] | Chicago City of IL Series 2017 A Ref GO Bonds 6 00 01 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000084622 [Member] | Children s Trust Fund Series 2005 A RB 0 00 05 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084622 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.90%
C000084622 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000084622 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000109478 [Member] | Nassau County Tobacco Settlement Corp Series 2006 A 3 RB 5 13 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000109478 [Member] | Tulsa City of OK Airports Improvement Trust Series 2001 C Ref RB 5 50 12 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000109478 [Member] | Westchester County of NY Industrial Development Agency Million Air Two LLC General Aviation Facilities Series 2017 A RB 7 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000109478 [Member] | Illinois State of Finance Authority Park Place of Elmhurst Series 2016 RB 5 13 05 15 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000109478 [Member] | New York Liberty Development Corp 3 World Trade Center Series 2014 3 Ref RB 7 25 11 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109478 [Member] | Golden State Tobacco Securitization Corp Series 2021 B 2 Ref RB 0 00 06 01 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000109478 [Member] | Florida Development Finance Corp Brightline West Passenger Rail Series 2025 RB 10 00 06 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000109478 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000109478 [Member] | Chicago City of IL Series 2017 A Ref GO Bonds 6 00 01 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000109478 [Member] | Children s Trust Fund Series 2005 A RB 0 00 05 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000109478 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.90%
C000109478 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000109478 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000188917 [Member] | Nassau County Tobacco Settlement Corp Series 2006 A 3 RB 5 13 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000188917 [Member] | Tulsa City of OK Airports Improvement Trust Series 2001 C Ref RB 5 50 12 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000188917 [Member] | Westchester County of NY Industrial Development Agency Million Air Two LLC General Aviation Facilities Series 2017 A RB 7 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000188917 [Member] | Illinois State of Finance Authority Park Place of Elmhurst Series 2016 RB 5 13 05 15 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000188917 [Member] | New York Liberty Development Corp 3 World Trade Center Series 2014 3 Ref RB 7 25 11 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000188917 [Member] | Golden State Tobacco Securitization Corp Series 2021 B 2 Ref RB 0 00 06 01 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000188917 [Member] | Florida Development Finance Corp Brightline West Passenger Rail Series 2025 RB 10 00 06 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000188917 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000188917 [Member] | Chicago City of IL Series 2017 A Ref GO Bonds 6 00 01 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000188917 [Member] | Children s Trust Fund Series 2005 A RB 0 00 05 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000188917 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.90%
C000188917 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000188917 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000084627 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000084627 [Member] | Puerto Rico Sales Tax Financing Corp Series 2018 A 1 RB 0 00 07 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084627 [Member] | Miami Dade County of FL Series 2017 B Ref RB 4 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000084627 [Member] | Broward County of FL Convention Center Expansion Series 2021 RB 4 00 09 01 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000084627 [Member] | Houston City of TX United Airlines Inc Series 2021 B 1 RB 4 00 07 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000084627 [Member] | Houston City of TX Airport System United Airlines Inc Series 2024 B RB 5 50 07 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000084627 [Member] | Tobacco Settlement Financing Corp Series 2015 A Ref RB 5 00 06 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000084627 [Member] | California State of Housing Finance Agency Series 2019 A 2 RB 4 00 03 20 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000084627 [Member] | South Carolina State of Housing Finance And Development Authority Series 2025 B RB 6 50 07 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000084627 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000084627 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000084627 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.50%
C000084627 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000084627 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000084629 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000084629 [Member] | Puerto Rico Sales Tax Financing Corp Series 2018 A 1 RB 0 00 07 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084629 [Member] | Miami Dade County of FL Series 2017 B Ref RB 4 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000084629 [Member] | Broward County of FL Convention Center Expansion Series 2021 RB 4 00 09 01 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000084629 [Member] | Houston City of TX United Airlines Inc Series 2021 B 1 RB 4 00 07 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000084629 [Member] | Houston City of TX Airport System United Airlines Inc Series 2024 B RB 5 50 07 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000084629 [Member] | Tobacco Settlement Financing Corp Series 2015 A Ref RB 5 00 06 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000084629 [Member] | California State of Housing Finance Agency Series 2019 A 2 RB 4 00 03 20 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000084629 [Member] | South Carolina State of Housing Finance And Development Authority Series 2025 B RB 6 50 07 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000084629 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000084629 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000084629 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.50%
C000084629 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000084629 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000084630 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000084630 [Member] | Puerto Rico Sales Tax Financing Corp Series 2018 A 1 RB 0 00 07 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084630 [Member] | Miami Dade County of FL Series 2017 B Ref RB 4 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000084630 [Member] | Broward County of FL Convention Center Expansion Series 2021 RB 4 00 09 01 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000084630 [Member] | Houston City of TX United Airlines Inc Series 2021 B 1 RB 4 00 07 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000084630 [Member] | Houston City of TX Airport System United Airlines Inc Series 2024 B RB 5 50 07 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000084630 [Member] | Tobacco Settlement Financing Corp Series 2015 A Ref RB 5 00 06 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000084630 [Member] | California State of Housing Finance Agency Series 2019 A 2 RB 4 00 03 20 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000084630 [Member] | South Carolina State of Housing Finance And Development Authority Series 2025 B RB 6 50 07 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000084630 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000084630 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000084630 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.50%
C000084630 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000084630 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000188918 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000188918 [Member] | Puerto Rico Sales Tax Financing Corp Series 2018 A 1 RB 0 00 07 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000188918 [Member] | Miami Dade County of FL Series 2017 B Ref RB 4 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000188918 [Member] | Broward County of FL Convention Center Expansion Series 2021 RB 4 00 09 01 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000188918 [Member] | Houston City of TX United Airlines Inc Series 2021 B 1 RB 4 00 07 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000188918 [Member] | Houston City of TX Airport System United Airlines Inc Series 2024 B RB 5 50 07 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000188918 [Member] | Tobacco Settlement Financing Corp Series 2015 A Ref RB 5 00 06 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000188918 [Member] | California State of Housing Finance Agency Series 2019 A 2 RB 4 00 03 20 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000188918 [Member] | South Carolina State of Housing Finance And Development Authority Series 2025 B RB 6 50 07 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000188918 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000188918 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000188918 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.50%
C000188918 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000188918 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000084631 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000084631 [Member] | Miami Dade County of FL Subseries 2021 A 1 Ref RB 4 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000084631 [Member] | Metropolitan Washington Airports Authority Series 2019 B Ref RB 4 00 10 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000084631 [Member] | Lower Alabama Gas District The Series 2016 A RB 5 00 09 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000084631 [Member] | Broward County of FL Series 2017 RB 5 00 10 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000084631 [Member] | TSASC Inc Series 2016 B Ref RB 5 00 06 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084631 [Member] | Columbus Regional Airport Authority John Glenn Columbus International Airport Series 2025 Ref RB 5 50 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000084631 [Member] | Board of Regents of the University of Texas System Series 2019 B RB 5 00 08 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000084631 [Member] | Washington State of Convention Center Public Facilities District Series 2018 RB 5 00 07 01 2058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000084631 [Member] | Missouri State of Health And Educational Facilities Authority Mercy Health Series 2017 C Ref RB 5 00 11 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000084631 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000084631 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	87.80%
C000084631 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000084631 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000084633 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000084633 [Member] | Miami Dade County of FL Subseries 2021 A 1 Ref RB 4 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000084633 [Member] | Metropolitan Washington Airports Authority Series 2019 B Ref RB 4 00 10 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000084633 [Member] | Lower Alabama Gas District The Series 2016 A RB 5 00 09 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000084633 [Member] | Broward County of FL Series 2017 RB 5 00 10 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000084633 [Member] | TSASC Inc Series 2016 B Ref RB 5 00 06 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084633 [Member] | Columbus Regional Airport Authority John Glenn Columbus International Airport Series 2025 Ref RB 5 50 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000084633 [Member] | Board of Regents of the University of Texas System Series 2019 B RB 5 00 08 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000084633 [Member] | Washington State of Convention Center Public Facilities District Series 2018 RB 5 00 07 01 2058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000084633 [Member] | Missouri State of Health And Educational Facilities Authority Mercy Health Series 2017 C Ref RB 5 00 11 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000084633 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000084633 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	87.80%
C000084633 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000084633 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000084634 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000084634 [Member] | Miami Dade County of FL Subseries 2021 A 1 Ref RB 4 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000084634 [Member] | Metropolitan Washington Airports Authority Series 2019 B Ref RB 4 00 10 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000084634 [Member] | Lower Alabama Gas District The Series 2016 A RB 5 00 09 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000084634 [Member] | Broward County of FL Series 2017 RB 5 00 10 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000084634 [Member] | TSASC Inc Series 2016 B Ref RB 5 00 06 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084634 [Member] | Columbus Regional Airport Authority John Glenn Columbus International Airport Series 2025 Ref RB 5 50 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000084634 [Member] | Board of Regents of the University of Texas System Series 2019 B RB 5 00 08 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000084634 [Member] | Washington State of Convention Center Public Facilities District Series 2018 RB 5 00 07 01 2058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000084634 [Member] | Missouri State of Health And Educational Facilities Authority Mercy Health Series 2017 C Ref RB 5 00 11 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000084634 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000084634 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	87.80%
C000084634 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000084634 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125172 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000125172 [Member] | Miami Dade County of FL Subseries 2021 A 1 Ref RB 4 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000125172 [Member] | Metropolitan Washington Airports Authority Series 2019 B Ref RB 4 00 10 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000125172 [Member] | Lower Alabama Gas District The Series 2016 A RB 5 00 09 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000125172 [Member] | Broward County of FL Series 2017 RB 5 00 10 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000125172 [Member] | TSASC Inc Series 2016 B Ref RB 5 00 06 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000125172 [Member] | Columbus Regional Airport Authority John Glenn Columbus International Airport Series 2025 Ref RB 5 50 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000125172 [Member] | Board of Regents of the University of Texas System Series 2019 B RB 5 00 08 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000125172 [Member] | Washington State of Convention Center Public Facilities District Series 2018 RB 5 00 07 01 2058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000125172 [Member] | Missouri State of Health And Educational Facilities Authority Mercy Health Series 2017 C Ref RB 5 00 11 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000125172 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000125172 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	87.80%
C000125172 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000125172 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000188919 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000188919 [Member] | Miami Dade County of FL Subseries 2021 A 1 Ref RB 4 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000188919 [Member] | Metropolitan Washington Airports Authority Series 2019 B Ref RB 4 00 10 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000188919 [Member] | Lower Alabama Gas District The Series 2016 A RB 5 00 09 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000188919 [Member] | Broward County of FL Series 2017 RB 5 00 10 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000188919 [Member] | TSASC Inc Series 2016 B Ref RB 5 00 06 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000188919 [Member] | Columbus Regional Airport Authority John Glenn Columbus International Airport Series 2025 Ref RB 5 50 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000188919 [Member] | Board of Regents of the University of Texas System Series 2019 B RB 5 00 08 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000188919 [Member] | Washington State of Convention Center Public Facilities District Series 2018 RB 5 00 07 01 2058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000188919 [Member] | Missouri State of Health And Educational Facilities Authority Mercy Health Series 2017 C Ref RB 5 00 11 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000188919 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000188919 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	87.80%
C000188919 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000188919 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209252 [Member] | New York Transportation Development Corp John F Kennedy International Airport New Terminal One Green Bonds Series 2023 RB 6 00 06 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000209252 [Member] | District of Columbia Green Bonds Series 2022 A RB 5 50 08 31 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000209252 [Member] | Seattle City of WA Series 2025 Ref RB 5 25 02 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209252 [Member] | Triborough Bridge And Tunnel Authority Series 2024 A 1 RB 5 25 05 15 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000209252 [Member] | Washington Metropolitan Area Transit Authority Dedicated Revenue Series 2025 RB 5 25 07 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000209252 [Member] | Geisinger Authority Geisinger Health System Series 2020 Ref RB 4 00 04 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000209252 [Member] | Metropolitan Transportation Authority Green Bonds Series 2020 C 1 RB 5 25 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000209252 [Member] | Washington State of Economic Development Finance Authority Green Bonds Series 2020 A RB 5 63 12 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209252 [Member] | Wisconsin State of Public Finance Authority Green Bonds Series 2021 RB 4 00 09 30 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000209252 [Member] | New York Transportation Development Corp John F Kennedy International Airport New Terminal One Green Bonds Series 2024 RB 5 25 06 30 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000209252 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209252 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.90%
C000209252 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000209252 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209251 [Member] | New York Transportation Development Corp John F Kennedy International Airport New Terminal One Green Bonds Series 2023 RB 6 00 06 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000209251 [Member] | District of Columbia Green Bonds Series 2022 A RB 5 50 08 31 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000209251 [Member] | Seattle City of WA Series 2025 Ref RB 5 25 02 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209251 [Member] | Triborough Bridge And Tunnel Authority Series 2024 A 1 RB 5 25 05 15 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000209251 [Member] | Washington Metropolitan Area Transit Authority Dedicated Revenue Series 2025 RB 5 25 07 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000209251 [Member] | Geisinger Authority Geisinger Health System Series 2020 Ref RB 4 00 04 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000209251 [Member] | Metropolitan Transportation Authority Green Bonds Series 2020 C 1 RB 5 25 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000209251 [Member] | Washington State of Economic Development Finance Authority Green Bonds Series 2020 A RB 5 63 12 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209251 [Member] | Wisconsin State of Public Finance Authority Green Bonds Series 2021 RB 4 00 09 30 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000209251 [Member] | New York Transportation Development Corp John F Kennedy International Airport New Terminal One Green Bonds Series 2024 RB 5 25 06 30 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000209251 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209251 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.90%
C000209251 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000209251 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209250 [Member] | New York Transportation Development Corp John F Kennedy International Airport New Terminal One Green Bonds Series 2023 RB 6 00 06 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000209250 [Member] | District of Columbia Green Bonds Series 2022 A RB 5 50 08 31 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000209250 [Member] | Seattle City of WA Series 2025 Ref RB 5 25 02 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209250 [Member] | Triborough Bridge And Tunnel Authority Series 2024 A 1 RB 5 25 05 15 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000209250 [Member] | Washington Metropolitan Area Transit Authority Dedicated Revenue Series 2025 RB 5 25 07 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000209250 [Member] | Geisinger Authority Geisinger Health System Series 2020 Ref RB 4 00 04 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000209250 [Member] | Metropolitan Transportation Authority Green Bonds Series 2020 C 1 RB 5 25 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000209250 [Member] | Washington State of Economic Development Finance Authority Green Bonds Series 2020 A RB 5 63 12 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209250 [Member] | Wisconsin State of Public Finance Authority Green Bonds Series 2021 RB 4 00 09 30 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000209250 [Member] | New York Transportation Development Corp John F Kennedy International Airport New Terminal One Green Bonds Series 2024 RB 5 25 06 30 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000209250 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209250 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.90%
C000209250 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000209250 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209249 [Member] | New York Transportation Development Corp John F Kennedy International Airport New Terminal One Green Bonds Series 2023 RB 6 00 06 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000209249 [Member] | District of Columbia Green Bonds Series 2022 A RB 5 50 08 31 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000209249 [Member] | Seattle City of WA Series 2025 Ref RB 5 25 02 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209249 [Member] | Triborough Bridge And Tunnel Authority Series 2024 A 1 RB 5 25 05 15 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000209249 [Member] | Washington Metropolitan Area Transit Authority Dedicated Revenue Series 2025 RB 5 25 07 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000209249 [Member] | Geisinger Authority Geisinger Health System Series 2020 Ref RB 4 00 04 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000209249 [Member] | Metropolitan Transportation Authority Green Bonds Series 2020 C 1 RB 5 25 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000209249 [Member] | Washington State of Economic Development Finance Authority Green Bonds Series 2020 A RB 5 63 12 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209249 [Member] | Wisconsin State of Public Finance Authority Green Bonds Series 2021 RB 4 00 09 30 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000209249 [Member] | New York Transportation Development Corp John F Kennedy International Airport New Terminal One Green Bonds Series 2024 RB 5 25 06 30 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000209249 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209249 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.90%
C000209249 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000209249 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209259 [Member] | New York City of NY Transitional Finance Authority Series 2023 RB 5 00 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000209259 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000209259 [Member] | University of Puerto Rico Series 2006 Q RB 5 00 06 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000209259 [Member] | Triborough Bridge And Tunnel Authority Series 2021 A 1 Ref RB 5 00 05 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000209259 [Member] | New York Transportation Development Corp LaGuardia Airport Terminal B Redevelopment Series 2016 A RB 5 25 01 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000209259 [Member] | New York City of NY Municipal Water Finance Authority Subseries 2023 AA 1 RB 5 25 06 15 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000209259 [Member] | New York State of Dormitory Authority Series 2022 A RB 4 00 03 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209259 [Member] | New York Transportation Development Corp Terminal 4 JFK International Airport Green Bonds Series 2024 Ref RB 5 25 12 31 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209259 [Member] | New York State of Thruway Authority Series 2019 B RB 4 00 01 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000209259 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2023 A RB 4 50 05 15 2063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000209259 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	94.40%
C000209259 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000209259 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209257 [Member] | New York City of NY Transitional Finance Authority Series 2023 RB 5 00 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000209257 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000209257 [Member] | University of Puerto Rico Series 2006 Q RB 5 00 06 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000209257 [Member] | Triborough Bridge And Tunnel Authority Series 2021 A 1 Ref RB 5 00 05 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000209257 [Member] | New York Transportation Development Corp LaGuardia Airport Terminal B Redevelopment Series 2016 A RB 5 25 01 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000209257 [Member] | New York City of NY Municipal Water Finance Authority Subseries 2023 AA 1 RB 5 25 06 15 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000209257 [Member] | New York State of Dormitory Authority Series 2022 A RB 4 00 03 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209257 [Member] | New York Transportation Development Corp Terminal 4 JFK International Airport Green Bonds Series 2024 Ref RB 5 25 12 31 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209257 [Member] | New York State of Thruway Authority Series 2019 B RB 4 00 01 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000209257 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2023 A RB 4 50 05 15 2063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000209257 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	94.40%
C000209257 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000209257 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209255 [Member] | New York City of NY Transitional Finance Authority Series 2023 RB 5 00 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000209255 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000209255 [Member] | University of Puerto Rico Series 2006 Q RB 5 00 06 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000209255 [Member] | Triborough Bridge And Tunnel Authority Series 2021 A 1 Ref RB 5 00 05 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000209255 [Member] | New York Transportation Development Corp LaGuardia Airport Terminal B Redevelopment Series 2016 A RB 5 25 01 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000209255 [Member] | New York City of NY Municipal Water Finance Authority Subseries 2023 AA 1 RB 5 25 06 15 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000209255 [Member] | New York State of Dormitory Authority Series 2022 A RB 4 00 03 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209255 [Member] | New York Transportation Development Corp Terminal 4 JFK International Airport Green Bonds Series 2024 Ref RB 5 25 12 31 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209255 [Member] | New York State of Thruway Authority Series 2019 B RB 4 00 01 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000209255 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2023 A RB 4 50 05 15 2063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000209255 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	94.40%
C000209255 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000209255 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209254 [Member] | New York City of NY Transitional Finance Authority Series 2023 RB 5 00 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000209254 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000209254 [Member] | University of Puerto Rico Series 2006 Q RB 5 00 06 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000209254 [Member] | Triborough Bridge And Tunnel Authority Series 2021 A 1 Ref RB 5 00 05 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000209254 [Member] | New York Transportation Development Corp LaGuardia Airport Terminal B Redevelopment Series 2016 A RB 5 25 01 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000209254 [Member] | New York City of NY Municipal Water Finance Authority Subseries 2023 AA 1 RB 5 25 06 15 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000209254 [Member] | New York State of Dormitory Authority Series 2022 A RB 4 00 03 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209254 [Member] | New York Transportation Development Corp Terminal 4 JFK International Airport Green Bonds Series 2024 Ref RB 5 25 12 31 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209254 [Member] | New York State of Thruway Authority Series 2019 B RB 4 00 01 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000209254 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2023 A RB 4 50 05 15 2063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000209254 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	94.40%
C000209254 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000209254 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209261 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000209261 [Member] | New York State of Utility Debt Securitization Authority Series 2017 RB 5 00 12 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000209261 [Member] | Children s Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209261 [Member] | New York State of Thruway Authority Bidding Group 3 Series 2022 Ref RB 4 00 03 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000209261 [Member] | New York City of NY Transitional Finance Authority Series 2017 F 1 RB 5 00 05 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000209261 [Member] | New York Convention Center Development Corp Hotel Unit Fee Secured Series 2015 Ref RB 5 00 11 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000209261 [Member] | New York City of NY Transitional Finance Authority Subseries 2018 S 3 Ref RB 5 00 07 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209261 [Member] | New York Transportation Development Corp Delta Air Lines Inc LaGuardia Airport Terminals C And D Redevelopment Series 2018 RB 5 00 01 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000209261 [Member] | New York State Housing Finance Agency Series 2009 VRD RB 2 60 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000209261 [Member] | Puerto Rico Commonwealth of Industrial Tourist Educational Medical And Environmental Control Facilities Financing Authority AES Puerto Rico Series 2023 A RB 6 63 01 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209261 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000209261 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	90.00%
C000209261 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000209261 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000209262 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000209262 [Member] | New York State of Utility Debt Securitization Authority Series 2017 RB 5 00 12 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000209262 [Member] | Children s Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209262 [Member] | New York State of Thruway Authority Bidding Group 3 Series 2022 Ref RB 4 00 03 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000209262 [Member] | New York City of NY Transitional Finance Authority Series 2017 F 1 RB 5 00 05 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000209262 [Member] | New York Convention Center Development Corp Hotel Unit Fee Secured Series 2015 Ref RB 5 00 11 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000209262 [Member] | New York City of NY Transitional Finance Authority Subseries 2018 S 3 Ref RB 5 00 07 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209262 [Member] | New York Transportation Development Corp Delta Air Lines Inc LaGuardia Airport Terminals C And D Redevelopment Series 2018 RB 5 00 01 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000209262 [Member] | New York State Housing Finance Agency Series 2009 VRD RB 2 60 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000209262 [Member] | Puerto Rico Commonwealth of Industrial Tourist Educational Medical And Environmental Control Facilities Financing Authority AES Puerto Rico Series 2023 A RB 6 63 01 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209262 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000209262 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	90.00%
C000209262 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000209262 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000209265 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000209265 [Member] | New York State of Utility Debt Securitization Authority Series 2017 RB 5 00 12 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000209265 [Member] | Children s Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209265 [Member] | New York State of Thruway Authority Bidding Group 3 Series 2022 Ref RB 4 00 03 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000209265 [Member] | New York City of NY Transitional Finance Authority Series 2017 F 1 RB 5 00 05 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000209265 [Member] | New York Convention Center Development Corp Hotel Unit Fee Secured Series 2015 Ref RB 5 00 11 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000209265 [Member] | New York City of NY Transitional Finance Authority Subseries 2018 S 3 Ref RB 5 00 07 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209265 [Member] | New York Transportation Development Corp Delta Air Lines Inc LaGuardia Airport Terminals C And D Redevelopment Series 2018 RB 5 00 01 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000209265 [Member] | New York State Housing Finance Agency Series 2009 VRD RB 2 60 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000209265 [Member] | Puerto Rico Commonwealth of Industrial Tourist Educational Medical And Environmental Control Facilities Financing Authority AES Puerto Rico Series 2023 A RB 6 63 01 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209265 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000209265 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	90.00%
C000209265 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000209265 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000209263 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000209263 [Member] | New York State of Utility Debt Securitization Authority Series 2017 RB 5 00 12 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000209263 [Member] | Children s Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209263 [Member] | New York State of Thruway Authority Bidding Group 3 Series 2022 Ref RB 4 00 03 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000209263 [Member] | New York City of NY Transitional Finance Authority Series 2017 F 1 RB 5 00 05 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000209263 [Member] | New York Convention Center Development Corp Hotel Unit Fee Secured Series 2015 Ref RB 5 00 11 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000209263 [Member] | New York City of NY Transitional Finance Authority Subseries 2018 S 3 Ref RB 5 00 07 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209263 [Member] | New York Transportation Development Corp Delta Air Lines Inc LaGuardia Airport Terminals C And D Redevelopment Series 2018 RB 5 00 01 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000209263 [Member] | New York State Housing Finance Agency Series 2009 VRD RB 2 60 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000209263 [Member] | Puerto Rico Commonwealth of Industrial Tourist Educational Medical And Environmental Control Facilities Financing Authority AES Puerto Rico Series 2023 A RB 6 63 01 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209263 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000209263 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	90.00%
C000209263 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000209263 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000209275 [Member] | Philadelphia City of PA Authority for Industrial Development Children s Hospital of Philadelphia The Series 2024 A RB 5 25 07 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000209275 [Member] | Allegheny County of PA Airport Authority Pittsburgh International Airport Series 2025 A RB 5 50 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000209275 [Member] | Children s Trust Fund Series 2008 A RB 0 00 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000209275 [Member] | Philadelphia City of PA Authority for Industrial Development Thomas Jefferson University Series 2017 A Ref RB 5 00 09 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000209275 [Member] | Allegheny County of PA Airport Authority Pittsburgh International Airport Series 2021 A RB 5 00 01 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000209275 [Member] | Montgomery County of PA Industrial Development Authority ACTS Retirement Life Communities Inc Series 2016 Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000209275 [Member] | Geisinger Authority Geisinger Health System Series 2017 A 1 Ref RB 5 00 02 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000209275 [Member] | Pennsylvania Commonwealth of Economic Development Financing Authority Pennsylvania Rapid Bridge Replacement Series 2015 RB 5 00 12 31 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209275 [Member] | Philadelphia City of PA Series 2017 B Ref RB 5 00 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000209275 [Member] | Pennsylvania Commonwealth of Turnpike Commission Series 2009 E RB 6 38 12 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000209275 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000209275 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.40%
C000209275 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000209275 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000209267 [Member] | Philadelphia City of PA Authority for Industrial Development Children s Hospital of Philadelphia The Series 2024 A RB 5 25 07 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000209267 [Member] | Allegheny County of PA Airport Authority Pittsburgh International Airport Series 2025 A RB 5 50 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000209267 [Member] | Children s Trust Fund Series 2008 A RB 0 00 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000209267 [Member] | Philadelphia City of PA Authority for Industrial Development Thomas Jefferson University Series 2017 A Ref RB 5 00 09 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000209267 [Member] | Allegheny County of PA Airport Authority Pittsburgh International Airport Series 2021 A RB 5 00 01 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000209267 [Member] | Montgomery County of PA Industrial Development Authority ACTS Retirement Life Communities Inc Series 2016 Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000209267 [Member] | Geisinger Authority Geisinger Health System Series 2017 A 1 Ref RB 5 00 02 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000209267 [Member] | Pennsylvania Commonwealth of Economic Development Financing Authority Pennsylvania Rapid Bridge Replacement Series 2015 RB 5 00 12 31 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209267 [Member] | Philadelphia City of PA Series 2017 B Ref RB 5 00 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000209267 [Member] | Pennsylvania Commonwealth of Turnpike Commission Series 2009 E RB 6 38 12 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000209267 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000209267 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.40%
C000209267 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000209267 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000209269 [Member] | Philadelphia City of PA Authority for Industrial Development Children s Hospital of Philadelphia The Series 2024 A RB 5 25 07 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000209269 [Member] | Allegheny County of PA Airport Authority Pittsburgh International Airport Series 2025 A RB 5 50 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000209269 [Member] | Children s Trust Fund Series 2008 A RB 0 00 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000209269 [Member] | Philadelphia City of PA Authority for Industrial Development Thomas Jefferson University Series 2017 A Ref RB 5 00 09 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000209269 [Member] | Allegheny County of PA Airport Authority Pittsburgh International Airport Series 2021 A RB 5 00 01 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000209269 [Member] | Montgomery County of PA Industrial Development Authority ACTS Retirement Life Communities Inc Series 2016 Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000209269 [Member] | Geisinger Authority Geisinger Health System Series 2017 A 1 Ref RB 5 00 02 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000209269 [Member] | Pennsylvania Commonwealth of Economic Development Financing Authority Pennsylvania Rapid Bridge Replacement Series 2015 RB 5 00 12 31 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209269 [Member] | Philadelphia City of PA Series 2017 B Ref RB 5 00 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000209269 [Member] | Pennsylvania Commonwealth of Turnpike Commission Series 2009 E RB 6 38 12 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000209269 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000209269 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.40%
C000209269 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000209269 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000209274 [Member] | Philadelphia City of PA Authority for Industrial Development Children s Hospital of Philadelphia The Series 2024 A RB 5 25 07 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000209274 [Member] | Allegheny County of PA Airport Authority Pittsburgh International Airport Series 2025 A RB 5 50 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000209274 [Member] | Children s Trust Fund Series 2008 A RB 0 00 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000209274 [Member] | Philadelphia City of PA Authority for Industrial Development Thomas Jefferson University Series 2017 A Ref RB 5 00 09 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000209274 [Member] | Allegheny County of PA Airport Authority Pittsburgh International Airport Series 2021 A RB 5 00 01 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000209274 [Member] | Montgomery County of PA Industrial Development Authority ACTS Retirement Life Communities Inc Series 2016 Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000209274 [Member] | Geisinger Authority Geisinger Health System Series 2017 A 1 Ref RB 5 00 02 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000209274 [Member] | Pennsylvania Commonwealth of Economic Development Financing Authority Pennsylvania Rapid Bridge Replacement Series 2015 RB 5 00 12 31 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209274 [Member] | Philadelphia City of PA Series 2017 B Ref RB 5 00 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000209274 [Member] | Pennsylvania Commonwealth of Turnpike Commission Series 2009 E RB 6 38 12 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000209274 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000209274 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.40%
C000209274 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000209274 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000209278 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209278 [Member] | California State of County Tobacco Securitization Agency Series 2006 A RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000209278 [Member] | Children s Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000209278 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2025 RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209278 [Member] | California State of Infrastructure And Economic Development Bank Brightline West Passenger Rail Green Bonds Series 2025 B Ref RB 9 50 01 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209278 [Member] | Florida Development Finance Corp Brightline Florida Passenger Rail Expansion Series 2024 Ref RB 5 25 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209278 [Member] | Patriots Energy Group Financing Agency Series 2023 A 1 RB 5 25 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209278 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2006 C RB 0 00 06 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000209278 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2025 RB 5 00 05 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000209278 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000209278 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000209278 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000209278 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000209278 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000209277 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209277 [Member] | California State of County Tobacco Securitization Agency Series 2006 A RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000209277 [Member] | Children s Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000209277 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2025 RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209277 [Member] | California State of Infrastructure And Economic Development Bank Brightline West Passenger Rail Green Bonds Series 2025 B Ref RB 9 50 01 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209277 [Member] | Florida Development Finance Corp Brightline Florida Passenger Rail Expansion Series 2024 Ref RB 5 25 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209277 [Member] | Patriots Energy Group Financing Agency Series 2023 A 1 RB 5 25 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209277 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2006 C RB 0 00 06 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000209277 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2025 RB 5 00 05 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000209277 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000209277 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000209277 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000209277 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000209277 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000209279 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209279 [Member] | California State of County Tobacco Securitization Agency Series 2006 A RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000209279 [Member] | Children s Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000209279 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2025 RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209279 [Member] | California State of Infrastructure And Economic Development Bank Brightline West Passenger Rail Green Bonds Series 2025 B Ref RB 9 50 01 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209279 [Member] | Florida Development Finance Corp Brightline Florida Passenger Rail Expansion Series 2024 Ref RB 5 25 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209279 [Member] | Patriots Energy Group Financing Agency Series 2023 A 1 RB 5 25 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209279 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2006 C RB 0 00 06 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000209279 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2025 RB 5 00 05 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000209279 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000209279 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000209279 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000209279 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000209279 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000209280 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209280 [Member] | California State of County Tobacco Securitization Agency Series 2006 A RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000209280 [Member] | Children s Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000209280 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2025 RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209280 [Member] | California State of Infrastructure And Economic Development Bank Brightline West Passenger Rail Green Bonds Series 2025 B Ref RB 9 50 01 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209280 [Member] | Florida Development Finance Corp Brightline Florida Passenger Rail Expansion Series 2024 Ref RB 5 25 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209280 [Member] | Patriots Energy Group Financing Agency Series 2023 A 1 RB 5 25 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209280 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2006 C RB 0 00 06 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000209280 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2025 RB 5 00 05 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000209280 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000209280 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000209280 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000209280 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000209280 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000209281 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209281 [Member] | California State of County Tobacco Securitization Agency Series 2006 A RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000209281 [Member] | Children s Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000209281 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2025 RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209281 [Member] | California State of Infrastructure And Economic Development Bank Brightline West Passenger Rail Green Bonds Series 2025 B Ref RB 9 50 01 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209281 [Member] | Florida Development Finance Corp Brightline Florida Passenger Rail Expansion Series 2024 Ref RB 5 25 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209281 [Member] | Patriots Energy Group Financing Agency Series 2023 A 1 RB 5 25 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209281 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2006 C RB 0 00 06 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000209281 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2025 RB 5 00 05 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000209281 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000209281 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000209281 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000209281 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000209281 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000209284 [Member] | Children s Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000209284 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2024 CC RB 5 25 06 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000209284 [Member] | Tobacco Settlement Financing Corp Series 2018 A Ref RB 5 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000209284 [Member] | New Jersey State of Educational Facilities Authority Princeton University Series 2024 RB 5 25 03 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000209284 [Member] | New Jersey State of Economic Development Authority The Goethals Bridge Replacement Series 2013 RB 5 38 01 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000209284 [Member] | Middlesex County of NJ Improvement Authority Rutgers University New Jersey Health And Life Science Exchange Series 2023 A RB 5 00 08 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000209284 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2018 A Ref RB 4 25 12 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000209284 [Member] | Middlesex County of NJ Improvement Authority New Jersey Health Life Science Exchange H 1 Series 2023 RB 5 00 08 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000209284 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2008 A RB 0 00 12 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209284 [Member] | New York And New Jersey States of Port Authority Series 2019 RB 5 00 11 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000209284 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000209284 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209282 [Member] | Children s Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000209282 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2024 CC RB 5 25 06 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000209282 [Member] | Tobacco Settlement Financing Corp Series 2018 A Ref RB 5 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000209282 [Member] | New Jersey State of Educational Facilities Authority Princeton University Series 2024 RB 5 25 03 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000209282 [Member] | New Jersey State of Economic Development Authority The Goethals Bridge Replacement Series 2013 RB 5 38 01 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000209282 [Member] | Middlesex County of NJ Improvement Authority Rutgers University New Jersey Health And Life Science Exchange Series 2023 A RB 5 00 08 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000209282 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2018 A Ref RB 4 25 12 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000209282 [Member] | Middlesex County of NJ Improvement Authority New Jersey Health Life Science Exchange H 1 Series 2023 RB 5 00 08 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000209282 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2008 A RB 0 00 12 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209282 [Member] | New York And New Jersey States of Port Authority Series 2019 RB 5 00 11 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000209282 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000209282 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209283 [Member] | Children s Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000209283 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2024 CC RB 5 25 06 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000209283 [Member] | Tobacco Settlement Financing Corp Series 2018 A Ref RB 5 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000209283 [Member] | New Jersey State of Educational Facilities Authority Princeton University Series 2024 RB 5 25 03 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000209283 [Member] | New Jersey State of Economic Development Authority The Goethals Bridge Replacement Series 2013 RB 5 38 01 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000209283 [Member] | Middlesex County of NJ Improvement Authority Rutgers University New Jersey Health And Life Science Exchange Series 2023 A RB 5 00 08 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000209283 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2018 A Ref RB 4 25 12 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000209283 [Member] | Middlesex County of NJ Improvement Authority New Jersey Health Life Science Exchange H 1 Series 2023 RB 5 00 08 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000209283 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2008 A RB 0 00 12 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209283 [Member] | New York And New Jersey States of Port Authority Series 2019 RB 5 00 11 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000209283 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000209283 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209285 [Member] | Children s Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000209285 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2024 CC RB 5 25 06 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000209285 [Member] | Tobacco Settlement Financing Corp Series 2018 A Ref RB 5 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000209285 [Member] | New Jersey State of Educational Facilities Authority Princeton University Series 2024 RB 5 25 03 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000209285 [Member] | New Jersey State of Economic Development Authority The Goethals Bridge Replacement Series 2013 RB 5 38 01 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000209285 [Member] | Middlesex County of NJ Improvement Authority Rutgers University New Jersey Health And Life Science Exchange Series 2023 A RB 5 00 08 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000209285 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2018 A Ref RB 4 25 12 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000209285 [Member] | Middlesex County of NJ Improvement Authority New Jersey Health Life Science Exchange H 1 Series 2023 RB 5 00 08 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000209285 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2008 A RB 0 00 12 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209285 [Member] | New York And New Jersey States of Port Authority Series 2019 RB 5 00 11 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000209285 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000209285 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209289 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209289 [Member] | Washington Metropolitan Area Transit Authority Series 2020 A RB 4 00 07 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000209289 [Member] | California State of County Tobacco Securitization Agency Series 2006 B RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000209289 [Member] | Illinois State Toll Highway Authority Series 2025 RB 5 00 01 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000209289 [Member] | Wisconsin State of Health And Educational Facilities Authority Series 2018 XF2541 Revenue Ctfs 4 00 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209289 [Member] | Inland Empire Tobacco Securitization Corp Series 2007 F RB 0 00 06 01 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000209289 [Member] | Birmingham City of AL Water Works Board The Series 2016 B Ref RB 5 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000209289 [Member] | Indianapolis Local Public Improvement Bond Bank Series 2025 Ref RB 5 25 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209289 [Member] | Illinois State of Regional Transportation Authority Series 2018 XF2618 Revenue Ctfs 4 00 06 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000209289 [Member] | Salt River Project Agricultural Improvement And Power District Series 2025 RB 5 25 01 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209289 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209289 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	82.90%
C000209289 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000209289 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000209288 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209288 [Member] | Washington Metropolitan Area Transit Authority Series 2020 A RB 4 00 07 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000209288 [Member] | California State of County Tobacco Securitization Agency Series 2006 B RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000209288 [Member] | Illinois State Toll Highway Authority Series 2025 RB 5 00 01 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000209288 [Member] | Wisconsin State of Health And Educational Facilities Authority Series 2018 XF2541 Revenue Ctfs 4 00 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209288 [Member] | Inland Empire Tobacco Securitization Corp Series 2007 F RB 0 00 06 01 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000209288 [Member] | Birmingham City of AL Water Works Board The Series 2016 B Ref RB 5 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000209288 [Member] | Indianapolis Local Public Improvement Bond Bank Series 2025 Ref RB 5 25 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209288 [Member] | Illinois State of Regional Transportation Authority Series 2018 XF2618 Revenue Ctfs 4 00 06 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000209288 [Member] | Salt River Project Agricultural Improvement And Power District Series 2025 RB 5 25 01 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209288 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209288 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	82.90%
C000209288 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000209288 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000209287 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209287 [Member] | Washington Metropolitan Area Transit Authority Series 2020 A RB 4 00 07 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000209287 [Member] | California State of County Tobacco Securitization Agency Series 2006 B RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000209287 [Member] | Illinois State Toll Highway Authority Series 2025 RB 5 00 01 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000209287 [Member] | Wisconsin State of Health And Educational Facilities Authority Series 2018 XF2541 Revenue Ctfs 4 00 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209287 [Member] | Inland Empire Tobacco Securitization Corp Series 2007 F RB 0 00 06 01 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000209287 [Member] | Birmingham City of AL Water Works Board The Series 2016 B Ref RB 5 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000209287 [Member] | Indianapolis Local Public Improvement Bond Bank Series 2025 Ref RB 5 25 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209287 [Member] | Illinois State of Regional Transportation Authority Series 2018 XF2618 Revenue Ctfs 4 00 06 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000209287 [Member] | Salt River Project Agricultural Improvement And Power District Series 2025 RB 5 25 01 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209287 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209287 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	82.90%
C000209287 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000209287 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000209286 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209286 [Member] | Washington Metropolitan Area Transit Authority Series 2020 A RB 4 00 07 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000209286 [Member] | California State of County Tobacco Securitization Agency Series 2006 B RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000209286 [Member] | Illinois State Toll Highway Authority Series 2025 RB 5 00 01 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000209286 [Member] | Wisconsin State of Health And Educational Facilities Authority Series 2018 XF2541 Revenue Ctfs 4 00 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209286 [Member] | Inland Empire Tobacco Securitization Corp Series 2007 F RB 0 00 06 01 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000209286 [Member] | Birmingham City of AL Water Works Board The Series 2016 B Ref RB 5 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000209286 [Member] | Indianapolis Local Public Improvement Bond Bank Series 2025 Ref RB 5 25 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209286 [Member] | Illinois State of Regional Transportation Authority Series 2018 XF2618 Revenue Ctfs 4 00 06 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000209286 [Member] | Salt River Project Agricultural Improvement And Power District Series 2025 RB 5 25 01 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209286 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209286 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	82.90%
C000209286 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000209286 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000209290 [Member] | California State University Series 2025 RB 5 25 11 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000209290 [Member] | Regents of the University of California Medical Center Series 2022 P RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000209290 [Member] | San Francisco City And County Public Utilities Commission Wastewater Revenue Series 2025 RB 5 00 10 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000209290 [Member] | California Enterprise Development Authority Series 2025 RB 5 50 11 01 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000209290 [Member] | California State of Health Facilities Financing Authority Sutter Health Series 2016 B Ref RB 5 00 11 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000209290 [Member] | Regents of the University of California Medical Center Series 2022 P RB 4 00 05 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000209290 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2019 A RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000209290 [Member] | California State of County Tobacco Securitization Agency Alameda County Tobacco Asset Securitization Corp Series 2006 C RB 0 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000209290 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2024 RB 5 00 12 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000209290 [Member] | California State of County Tobacco Securitization Agency Fresno County Tobacco Funding Corp Series 2006 D RB 0 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000209290 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209290 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.80%
C000209290 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000209290 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000209292 [Member] | California State University Series 2025 RB 5 25 11 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000209292 [Member] | Regents of the University of California Medical Center Series 2022 P RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000209292 [Member] | San Francisco City And County Public Utilities Commission Wastewater Revenue Series 2025 RB 5 00 10 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000209292 [Member] | California Enterprise Development Authority Series 2025 RB 5 50 11 01 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000209292 [Member] | California State of Health Facilities Financing Authority Sutter Health Series 2016 B Ref RB 5 00 11 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000209292 [Member] | Regents of the University of California Medical Center Series 2022 P RB 4 00 05 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000209292 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2019 A RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000209292 [Member] | California State of County Tobacco Securitization Agency Alameda County Tobacco Asset Securitization Corp Series 2006 C RB 0 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000209292 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2024 RB 5 00 12 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000209292 [Member] | California State of County Tobacco Securitization Agency Fresno County Tobacco Funding Corp Series 2006 D RB 0 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000209292 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209292 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.80%
C000209292 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000209292 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000209291 [Member] | California State University Series 2025 RB 5 25 11 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000209291 [Member] | Regents of the University of California Medical Center Series 2022 P RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000209291 [Member] | San Francisco City And County Public Utilities Commission Wastewater Revenue Series 2025 RB 5 00 10 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000209291 [Member] | California Enterprise Development Authority Series 2025 RB 5 50 11 01 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000209291 [Member] | California State of Health Facilities Financing Authority Sutter Health Series 2016 B Ref RB 5 00 11 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000209291 [Member] | Regents of the University of California Medical Center Series 2022 P RB 4 00 05 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000209291 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2019 A RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000209291 [Member] | California State of County Tobacco Securitization Agency Alameda County Tobacco Asset Securitization Corp Series 2006 C RB 0 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000209291 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2024 RB 5 00 12 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000209291 [Member] | California State of County Tobacco Securitization Agency Fresno County Tobacco Funding Corp Series 2006 D RB 0 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000209291 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209291 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.80%
C000209291 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000209291 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000209293 [Member] | California State University Series 2025 RB 5 25 11 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000209293 [Member] | Regents of the University of California Medical Center Series 2022 P RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000209293 [Member] | San Francisco City And County Public Utilities Commission Wastewater Revenue Series 2025 RB 5 00 10 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000209293 [Member] | California Enterprise Development Authority Series 2025 RB 5 50 11 01 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000209293 [Member] | California State of Health Facilities Financing Authority Sutter Health Series 2016 B Ref RB 5 00 11 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000209293 [Member] | Regents of the University of California Medical Center Series 2022 P RB 4 00 05 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000209293 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2019 A RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000209293 [Member] | California State of County Tobacco Securitization Agency Alameda County Tobacco Asset Securitization Corp Series 2006 C RB 0 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000209293 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2024 RB 5 00 12 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000209293 [Member] | California State of County Tobacco Securitization Agency Fresno County Tobacco Funding Corp Series 2006 D RB 0 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000209293 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209293 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.80%
C000209293 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000209293 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000209294 [Member] | Los Angeles City of CA Department of Water And Power Series 2021 A 1 Ref VRD RB 1 75 07 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209294 [Member] | Los Angeles City of CA Department of Airports Series 2017 Sub RB 5 00 05 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000209294 [Member] | Long Beach City of CA Series 2017 A RB 5 00 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000209294 [Member] | California Community Choice Financing Authority Clean Energy Green Bonds Series 2024 F RB 5 00 11 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000209294 [Member] | California State of Community Choice Financing Authority Green Bonds Series 2023 D RB 5 50 11 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000209294 [Member] | California State of Municipal Finance Authority United Airlines Inc Series 2019 RB 4 00 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000209294 [Member] | California State of Public Finance Authority California University of Science and Medicine Series 2019 A RB 6 25 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000209294 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2018 D RB 5 00 05 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000209294 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2019 A RB 5 00 05 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000209294 [Member] | Bay Area Toll Authority San Francisco Bay Area Series 2024 RB VRD 1 60 04 01 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209294 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000209294 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	81.70%
C000209294 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000209294 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000209295 [Member] | Los Angeles City of CA Department of Water And Power Series 2021 A 1 Ref VRD RB 1 75 07 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209295 [Member] | Los Angeles City of CA Department of Airports Series 2017 Sub RB 5 00 05 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000209295 [Member] | Long Beach City of CA Series 2017 A RB 5 00 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000209295 [Member] | California Community Choice Financing Authority Clean Energy Green Bonds Series 2024 F RB 5 00 11 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000209295 [Member] | California State of Community Choice Financing Authority Green Bonds Series 2023 D RB 5 50 11 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000209295 [Member] | California State of Municipal Finance Authority United Airlines Inc Series 2019 RB 4 00 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000209295 [Member] | California State of Public Finance Authority California University of Science and Medicine Series 2019 A RB 6 25 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000209295 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2018 D RB 5 00 05 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000209295 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2019 A RB 5 00 05 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000209295 [Member] | Bay Area Toll Authority San Francisco Bay Area Series 2024 RB VRD 1 60 04 01 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209295 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000209295 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	81.70%
C000209295 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000209295 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000209297 [Member] | Los Angeles City of CA Department of Water And Power Series 2021 A 1 Ref VRD RB 1 75 07 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209297 [Member] | Los Angeles City of CA Department of Airports Series 2017 Sub RB 5 00 05 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000209297 [Member] | Long Beach City of CA Series 2017 A RB 5 00 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000209297 [Member] | California Community Choice Financing Authority Clean Energy Green Bonds Series 2024 F RB 5 00 11 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000209297 [Member] | California State of Community Choice Financing Authority Green Bonds Series 2023 D RB 5 50 11 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000209297 [Member] | California State of Municipal Finance Authority United Airlines Inc Series 2019 RB 4 00 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000209297 [Member] | California State of Public Finance Authority California University of Science and Medicine Series 2019 A RB 6 25 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000209297 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2018 D RB 5 00 05 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000209297 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2019 A RB 5 00 05 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000209297 [Member] | Bay Area Toll Authority San Francisco Bay Area Series 2024 RB VRD 1 60 04 01 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209297 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000209297 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	81.70%
C000209297 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000209297 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000209299 [Member] | Los Angeles City of CA Department of Water And Power Series 2021 A 1 Ref VRD RB 1 75 07 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209299 [Member] | Los Angeles City of CA Department of Airports Series 2017 Sub RB 5 00 05 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000209299 [Member] | Long Beach City of CA Series 2017 A RB 5 00 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000209299 [Member] | California Community Choice Financing Authority Clean Energy Green Bonds Series 2024 F RB 5 00 11 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000209299 [Member] | California State of Community Choice Financing Authority Green Bonds Series 2023 D RB 5 50 11 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000209299 [Member] | California State of Municipal Finance Authority United Airlines Inc Series 2019 RB 4 00 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000209299 [Member] | California State of Public Finance Authority California University of Science and Medicine Series 2019 A RB 6 25 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000209299 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2018 D RB 5 00 05 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000209299 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2019 A RB 5 00 05 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000209299 [Member] | Bay Area Toll Authority San Francisco Bay Area Series 2024 RB VRD 1 60 04 01 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209299 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000209299 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	81.70%
C000209299 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000209299 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000209301 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000209301 [Member] | New York City of NY Municipal Water Finance Authority Series 2021 AA 1 RB 4 00 06 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000209301 [Member] | New York State of Thruway Authority Bidding Group 1 Green Bonds Series 2022 C RB 5 00 03 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000209301 [Member] | New York State of Utility Debt Securitization Authority Series 2017 RB 5 00 12 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000209301 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2021 A RB 5 00 11 15 2056 Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209301 [Member] | New York State of Dormitory Authority Northwell Health Obligated Group Series 2024 Ref RB 5 25 05 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000209301 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2022 A RB 5 25 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000209301 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2021 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209301 [Member] | Metropolitan Transportation Authority Series 2016 C 1 RB 5 25 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000209301 [Member] | New York Counties Tobacco Trust V Series 2005 S 1 RB 0 00 06 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000209301 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.70%
C000209301 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000209303 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000209303 [Member] | New York City of NY Municipal Water Finance Authority Series 2021 AA 1 RB 4 00 06 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000209303 [Member] | New York State of Thruway Authority Bidding Group 1 Green Bonds Series 2022 C RB 5 00 03 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000209303 [Member] | New York State of Utility Debt Securitization Authority Series 2017 RB 5 00 12 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000209303 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2021 A RB 5 00 11 15 2056 Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209303 [Member] | New York State of Dormitory Authority Northwell Health Obligated Group Series 2024 Ref RB 5 25 05 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000209303 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2022 A RB 5 25 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000209303 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2021 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209303 [Member] | Metropolitan Transportation Authority Series 2016 C 1 RB 5 25 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000209303 [Member] | New York Counties Tobacco Trust V Series 2005 S 1 RB 0 00 06 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000209303 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.70%
C000209303 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000209306 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000209306 [Member] | New York City of NY Municipal Water Finance Authority Series 2021 AA 1 RB 4 00 06 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000209306 [Member] | New York State of Thruway Authority Bidding Group 1 Green Bonds Series 2022 C RB 5 00 03 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000209306 [Member] | New York State of Utility Debt Securitization Authority Series 2017 RB 5 00 12 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000209306 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2021 A RB 5 00 11 15 2056 Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209306 [Member] | New York State of Dormitory Authority Northwell Health Obligated Group Series 2024 Ref RB 5 25 05 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000209306 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2022 A RB 5 25 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000209306 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2021 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209306 [Member] | Metropolitan Transportation Authority Series 2016 C 1 RB 5 25 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000209306 [Member] | New York Counties Tobacco Trust V Series 2005 S 1 RB 0 00 06 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000209306 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.70%
C000209306 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000209305 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000209305 [Member] | New York City of NY Municipal Water Finance Authority Series 2021 AA 1 RB 4 00 06 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000209305 [Member] | New York State of Thruway Authority Bidding Group 1 Green Bonds Series 2022 C RB 5 00 03 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000209305 [Member] | New York State of Utility Debt Securitization Authority Series 2017 RB 5 00 12 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000209305 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2021 A RB 5 00 11 15 2056 Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209305 [Member] | New York State of Dormitory Authority Northwell Health Obligated Group Series 2024 Ref RB 5 25 05 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000209305 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2022 A RB 5 25 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000209305 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2021 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209305 [Member] | Metropolitan Transportation Authority Series 2016 C 1 RB 5 25 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000209305 [Member] | New York Counties Tobacco Trust V Series 2005 S 1 RB 0 00 06 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000209305 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.70%
C000209305 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%